Note 17 - Per Share Amounts - Basic and Diluted Income Per Common Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Net income	$ 39,748	$ 42,162
Preferred share dividends paid	(988)	(988)
Net income available to common shareholders	$ 38,760	$ 41,174
Weighted average number of common shares outstanding (in shares)	25,965,724	26,273,739
Basic and diluted income per common share (note 17) (in CAD per share)	$ 1.49	$ 1.57